Related party transactions and balances - Other payables - related parties (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other payables - related parties	$ 0	$ 720,809
Xia Wang, Chief Financial Officer
Related Party Transaction [Line Items]
Other payables - related parties	0	203,093
Zeshu Dai, Former CEO
Related Party Transaction [Line Items]
Other payables - related parties	$ 0	$ 517,716